Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxation [Abstract]
Current income tax expenses	$ 289	$ 397	$ 175
Deferred income tax benefits	(1,175)	66	385
Income tax expense/ (benefit)	$ (886)	$ 463	$ 560